Analysis of Group statement of financial position by segment - Accrued investment income and other debtors (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Accrued investment income and other debtors
Interest receivable		$ 1,064		$ 2,221
Other		577		1,280
Total accrued investment income		1,641	[1]	3,501
Other debtors comprises:
Amounts due from Reinsurers		216		277
Other receivables		1,260		4,350
Total other debtors		2,054	[1]	5,207
Total accrued investment income and other debtors		3,695		8,708
Continuing and discontinued operations
Accrued investment income and other debtors
Total accrued investment income	[1],[2]			3,501	$ 3,620
Other debtors comprises:
Total other debtors	[1],[2]			5,207	$ 4,009
Total accrued investment income and other debtors				4,356
UK & Europe Discontinued Operations (M&G Prudential)
Other debtors comprises:
Total accrued investment income and other debtors				4,352
Policyholders
Other debtors comprises:
Amounts due from Policyholders and Intermediaries		574		576
Intermediaries
Other debtors comprises:
Amounts due from Policyholders and Intermediaries		$ 4		$ 4

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations